Lease Commitment and Total Rental Expense	12 Months Ended
Dec. 31, 2016
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Lease Commitment and Total Rental Expense

Note 13. Lease Commitment and Total Rental Expense

The Company has operating leases under non-cancellable operating lease agreements for banking facilities and equipment. Future minimum rental payments due under the leases are as follows:

Years Ending December 31,	Amounts
2017	$252,922
2018	189,903
2019	189,410
2020	163,162
2021	163,162

$958,559

The total rental expense included in the income statements for the years ended December 31, 2016, 2015 and 2014 is $118,805, $111,684 and $104,384, respectively.